Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - 100.0%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc.* 16,192 $ 905,457
Air Freight & Logistics - 1.3%
Air Transport Services Group, Inc.* 14,621 413,921
Atlas Air Worldwide Holdings, Inc.* 5,702 582,801
Radiant Logistics, Inc.* 9,942 55,775
1,052,497
Auto Components - 0.8%
LCI Industries 2,281 255,974
Patrick Industries, Inc. 2,035 144,424
XPEL, Inc.* 2,478 188,501
588,899
Automobiles - 0.2%
Winnebago Industries, Inc. 2,738 174,356
Banks - 2.1%
Amalgamated Financial Corp. 1,621 37,202
Ameris Bancorp 3,670 173,077
Bancorp, Inc. (The)* 2,960 100,433
Bank First Corp. 476 38,013
Business First Bancshares, Inc. 1,327 27,522
Cambridge Bancorp 411 32,880
Coastal Financial Corp.* 686 31,330
Customers Bancorp, Inc.* 1,720 52,236
Esquire Financial Holdings, Inc. 431 20,059
FB Financial Corp. 2,481 93,186
First Foundation, Inc. 2,982 46,310
Guaranty Bancshares, Inc. 632 20,843
Live Oak Bancshares, Inc. 2,326 79,619
Metropolitan Bank Holding Corp.* 576 34,203
Northeast Bank 441 20,815
Origin Bancorp, Inc. 1,621 60,788
Pacific Premier Bancorp, Inc. 5,024 162,476
Pathward Financial, Inc. 1,505 74,678
Premier Financial Corp. 1,880 47,038
Professional Holding Corp. - Class A* 730 20,915
Sandy Spring Bancorp, Inc. 2,361 79,802
Seacoast Banking Corp. of Florida 3,249 104,325
ServisFirst Bancshares, Inc. 2,874 195,949
Silvergate Capital Corp. - Class A* 1,673 23,824
Triumph Financial, Inc.* 1,295 72,170
1,649,693
Beverages - 0.9%
Coca-Cola Consolidated, Inc. 801 405,931
MGP Ingredients, Inc. 2,106 205,419
Vita Coco Co., Inc. (The)
#
,* 5,357 72,694
684,044
Biotechnology - 1.3%
Emergent BioSolutions, Inc.* 30,219 398,589
iTeos Therapeutics, Inc.* 21,547 450,332
Organogenesis Holdings, Inc. - Class A* 79,298 203,003
1,051,924
Building Products - 1.4%
CSW Industrials, Inc. 3,111 420,638
Hayward Holdings, Inc.* 42,478 573,028

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Building Products - (continued)
Insteel Industries, Inc. 3,917 $ 117,471
1,111,137
Capital Markets - 2.1%
Artisan Partners Asset Management, Inc. - Class A 3,592 132,257
B Riley Financial, Inc. 1,511 64,565
Cohen & Steers, Inc. 2,576 189,259
Cowen, Inc. - Class A 1,482 57,620
Evercore, Inc. - Class A 2,053 266,500
Hamilton Lane, Inc. - Class A 2,003 155,954
Moelis & Co. - Class A 3,382 158,108
Open Lending Corp. - Class A* 6,680 58,584
Piper Sandler Cos. 942 133,858
PJT Partners, Inc. - Class A 1,292 103,399
StepStone Group, Inc. - Class A 3,282 95,802
TPG, Inc. 3,754 120,916
Victory Capital Holdings, Inc. - Class A 3,622 107,356
1,644,178
Chemicals - 3.6%
Origin Materials, Inc.* 40,185 243,119
Westlake Corp. 21,207 2,603,159
2,846,278
Commercial Services & Supplies - 0.3%
Aris Water Solution, Inc. - Class A 5,330 82,562
Heritage-Crystal Clean, Inc.* 4,860 180,792
263,354
Communications Equipment - 0.7%
Clearfield, Inc.* 7,280 520,229
Construction & Engineering - 0.9%
IES Holdings, Inc.* 4,126 164,256
MYR Group, Inc.* 3,337 330,563
Sterling Infrastructure, Inc.* 6,098 221,906
716,725
Consumer Finance - 0.5%
Credit Acceptance Corp.* 684 316,446
Upstart Holdings, Inc.* 4,331 80,903
397,349
Diversified Consumer Services - 0.2%
Stride, Inc.* 3,861 165,753
Diversified Financial Services - 1.2%
Corebridge Financial, Inc. 34,282 745,976
Jackson Financial, Inc. - Class A 4,392 193,424
939,400
Electrical Equipment - 2.0%
Encore Wire Corp. 3,687 595,192
Fluence Energy, Inc. - Class A
#
,* 22,982 554,786
Vicor Corp.* 6,495 450,948
1,600,926
Electronic Equipment, Instruments & Components - 5.8%
Insight Enterprises, Inc.* 18,359 2,069,427
Napco Security Technologies, Inc.* 19,360 560,859
Vontier Corp. 83,247 1,917,178
4,547,464

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Entertainment - 0.9%
Sciplay Corp. - Class A* 4,092 $ 69,523
World Wrestling Entertainment, Inc. - Class A 7,807 660,628
730,151
Equity Real Estate Investment Trusts (REITs) - 0.9%
Essential Properties Realty Trust, Inc. 10,170 259,131
Innovative Industrial Properties, Inc. 1,997 179,291
PotlatchDeltic Corp. 5,764 282,148
720,570
Food & Staples Retailing - 0.2%
Ingles Markets, Inc. - Class A 1,376 130,720
Health Care Equipment & Supplies - 4.0%
Cue Health, Inc.
#
,* 90,516 237,152
LeMaitre Vascular, Inc. 13,327 628,768
Semler Scientific, Inc.* 4,143 162,447
STAAR Surgical Co.* 29,211 2,060,836
3,089,203
Health Care Providers & Services - 9.5%
AdaptHealth Corp. - Class A* 81,611 1,748,924
Addus HomeCare Corp.* 9,757 1,049,073
Cross Country Healthcare, Inc.* 22,590 626,872
DocGo, Inc.* 62,284 622,840
Fulgent Genetics, Inc.* 17,832 602,365
Joint Corp. (The)* 8,800 159,896
National Research Corp. 14,957 694,304
Progyny, Inc.* 56,282 1,935,538
7,439,812
Health Care Technology - 3.0%
Doximity, Inc. - Class A
#
,* 66,940 2,360,974
Household Durables - 4.2%
Cavco Industries, Inc.* 799 212,614
Century Communities, Inc. 2,851 174,481
Cricut, Inc. - Class A
#
3,916 38,338
Dream Finders Homes, Inc. - Class A
#
,* 2,905 36,719
Green Brick Partners, Inc.* 4,132 128,918
Installed Building Products, Inc. 2,567 282,601
KB Home 7,682 295,373
LGI Homes, Inc.* 2,091 238,060
Lovesac Co. (The)* 1,363 35,084
M/I Homes, Inc.* 2,460 147,108
MDC Holdings, Inc. 6,397 241,551
Meritage Homes Corp.* 3,282 353,439
Skyline Champion Corp.* 5,109 301,175
Sonos, Inc.* 11,370 209,663
Taylor Morrison Home Corp. - Class A* 9,725 348,155
Tri Pointe Homes, Inc.* 9,057 200,069
3,243,348
Insurance - 0.3%
BRP Group, Inc. - Class A* 3,250 93,113
Palomar Holdings, Inc.* 1,334 68,181
Stewart Information Services Corp. 1,433 68,454
229,748
Interactive Media & Services - 1.8%
Bumble, Inc. - Class A* 23,377 601,958

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Interactive Media & Services - (continued)
Cargurus, Inc. - Class A* 18,557 $ 327,531
Shutterstock, Inc. 6,456 485,943
1,415,432
Internet & Direct Marketing Retail - 0.1%
Revolve Group, Inc. - Class A* 3,657 104,371
IT Services - 2.2%
International Money Express, Inc.* 19,529 444,480
TTEC Holdings, Inc. 24,881 1,264,950
1,709,430
Leisure Products - 1.1%
Acushnet Holdings Corp. 6,301 295,832
AMMO, Inc.
#
,* 10,542 26,144
Johnson Outdoors, Inc. - Class A 805 55,110
Malibu Boats, Inc. - Class A* 1,826 110,637
MasterCraft Boat Holdings, Inc.* 1,598 45,959
YETI Holdings, Inc.* 7,742 346,532
880,214
Life Sciences Tools & Services - 1.5%
Maravai LifeSciences Holdings, Inc. - Class A* 79,677 1,168,065
Machinery - 1.9%
Kadant, Inc. 2,344 477,637
Mueller Industries, Inc. 11,433 749,433
Shyft Group, Inc. (The) 7,051 234,728
1,461,798
Marine - 0.6%
Matson, Inc. 7,595 502,181
Media - 0.2%
PubMatic, Inc. - Class A* 7,783 119,313
Metals & Mining - 3.2%
Alpha Metallurgical Resources, Inc. 4,489 722,415
MP Materials Corp.* 49,993 1,625,272
Olympic Steel, Inc. 3,133 138,604
2,486,291
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,704 173,625
Multiline Retail - 0.4%
Ollie's Bargain Outlet Holdings, Inc.* 5,618 307,642
Oil, Gas & Consumable Fuels - 1.7%
Callon Petroleum Co.* 10,118 430,521
Evolution Petroleum Corp. 5,537 34,551
Hess Midstream LP - Class A 7,226 223,139
HighPeak Energy, Inc.
#
18,583 519,580
VAALCO Energy, Inc. 17,797 82,756
1,290,547
Personal Products - 0.7%
Medifast, Inc. 1,053 117,357
Olaplex Holdings, Inc.* 62,180 392,356
509,713
Pharmaceuticals - 3.0%
Corcept Therapeutics, Inc.* 65,207 1,490,632
Innoviva, Inc.* 42,271 534,728
SIGA Technologies, Inc. 44,232 324,221
2,349,581

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Professional Services - 2.9%
CRA International, Inc. 1,433 $ 170,298
Heidrick & Struggles International, Inc. 3,992 122,794
Korn Ferry 10,731 579,367
NV5 Global, Inc.* 3,129 417,064
TriNet Group, Inc.* 12,511 943,955
2,233,478
Real Estate Management & Development - 0.3%
Douglas Elliman, Inc. 5,802 27,037
eXp World Holdings, Inc.
#
10,905 170,009
197,046
Road & Rail - 1.7%
ArcBest Corp. 4,909 409,656
Marten Transport Ltd. 16,305 360,177
Werner Enterprises, Inc. 12,708 596,895
1,366,728
Semiconductors & Semiconductor Equipment - 15.6%
ACM Research, Inc. - Class A* 28,548 356,564
Alpha & Omega Semiconductor Ltd.* 14,440 475,942
Amkor Technology, Inc. 81,475 2,383,958
Axcelis Technologies, Inc.* 17,308 1,903,015
Cohu, Inc.* 25,096 905,464
Diodes, Inc.* 23,967 2,137,617
FormFactor, Inc.* 40,585 1,142,062
Onto Innovation, Inc.* 26,101 2,052,844
Ultra Clean Holdings, Inc.* 23,974 806,725
12,164,191
Software - 1.8%
Alarm.com Holdings, Inc.* 26,298 1,409,573
Specialty Retail - 3.3%
America's Car-Mart, Inc.* 571 49,186
Asbury Automotive Group, Inc.* 1,986 436,920
Boot Barn Holdings, Inc.* 2,675 223,336
Camping World Holdings, Inc. - Class A
#
3,756 95,440
Group 1 Automotive, Inc. 1,309 279,930
Hibbett, Inc. 1,149 76,248
Leslie's, Inc.* 16,428 254,470
MarineMax, Inc.* 1,949 60,906
OneWater Marine, Inc. - Class A* 1,267 41,481
Penske Automotive Group, Inc. 6,400 818,048
Shoe Carnival, Inc. 2,477 67,647
Sleep Number Corp.* 1,975 67,900
Sportsman's Warehouse Holdings, Inc.* 3,489 32,901
Zumiez, Inc.* 1,747 45,125
2,549,538
Technology Hardware, Storage & Peripherals - 3.4%
Corsair Gaming, Inc.* 50,577 795,576
Super Micro Computer, Inc.* 25,293 1,829,443
2,625,019
Thrifts & Mortgage Finance - 0.8%
Bridgewater Bancshares, Inc.* 1,459 22,702
Hingham Institution For Savings The 112 32,742
Merchants Bancorp 2,279 65,567
NMI Holdings, Inc. - Class A* 4,420 102,677

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
PennyMac Financial Services, Inc. 2,648 $ 178,528
Southern Missouri Bancorp, Inc. 487 23,580
Walker & Dunlop, Inc. 1,745 166,438
592,234
Trading Companies & Distributors - 2.1%
BlueLinx Holdings, Inc.* 1,816 157,665
Boise Cascade Co. 7,932 594,662
Custom Truck One Source, Inc.* 49,578 351,012
GMS, Inc.* 8,526 505,763
1,609,102
Total Common Stocks (cost $82,742,855) 78,029,301
Investment Companies - 0.0%
Money Market Funds - 0.0%
Invesco Liquid Assets Portfolio, 4.4792%
∞
(cost $30,818) 30,809 30,818
Investments Purchased with Cash Collateral from Securities Lending - 3.9%
Investment Companies - 3.1%
Janus Henderson Cash Collateral Fund LLC, 4.2251%
£,∞
2,410,374 2,410,374
Time Deposits - 0.8%
Royal Bank of Canada, 4.3000%, 2/1/23 $ 602,593 602,593
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $3,012,967) 3,012,967
Total Investments (total cost $85,786,640 ) - 103.9% 81,073,086
Liabilities, net of Cash, Receivables and Other Assets - (3.9%) (3,010,818)
Net Assets - 100.0% $78,062,268
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 81,073,086 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/23
Investments Purchased with Cash Collateral from Securities Lending - 3.9%
Investment Companies - 3.1%
Janus Henderson Cash Collateral Fund LLC, 4.2251%
∞
$ 24,538
Δ
$ – $ – $ 2,410,374
Market Value
at 10/31/22 Purchases Sales
Market Value
at 1/31/23
Investments Purchased with Cash Collateral from Securities Lending - 3.9%
Investment Companies - 3.1%
Janus Henderson Cash Collateral Fund LLC, 4.2251%
∞
$ 1,753,591 $ 8,299,910 $ (7,643,127) $ 2,410,374

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

LLC Limited Liability Company
LP Limited Partnership
* Non-income producing security.
# Loaned security; a portion of the security is on loan at January 31, 2023.
∞ Rate shown is the 7-day yield as of January 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Common Stocks $ 78,029,301 $ — $ —
Investment Companies 30,818 — —
Investments Purchased with Cash Collateral from Securities
Lending — 3,012,967 —
Total Assets $ 78,060,119 $ 3,012,967 $ —

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70326 03-23